Related Party Transactions (Details) - IonQ [Member] - USD ($) $ in Millions	Mar. 31, 2026	Jun. 30, 2026
Related Party Transactions [Line Items]
Aggregate consideration	$ 35
Equity Method Investment, Ownership Percentage		7.80%